OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING 2023-1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2023 to June 30, 2023

Date of Report (Date of filing) August 3, 2023

Commission File Number of securitizer: 025-06483

Central Index Key Number of securitizer: 0001974239

Philip Sivin, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________

_______________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_______________

Central Index Key Number of underwriter (if applicable): _______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2023-1 LLC

Date:	August 3, 2023	By:	/s/ Nicola Santoro, Jr.
		Name:	Nicola Santoro, Jr
		Title:	Chief Financial Officer